Income taxes - Disclosure of reconciliation of effective income tax rate (Details) - CAD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Major components of tax expense (income) [abstract]
Loss before income taxes	$ (7,437,759)	$ (9,306,360)	$ (10,569,732)
Expected statutory tax rate	26.50%	26.50%	26.50%
Expected tax recovery resulting from loss	$ (1,971,006)	$ (2,466,185)	$ (2,800,979)
Increase (reduction) in income taxes resulting from:
Non-deductible expenses	130,295	149,270	563,842
Foreign operations subject to different tax rates	(21)	1,447	5,329
Fair value of warrant liabilities	(814,569)	(1,547,916)	0
Unrecognized temporary differences	2,655,301	3,863,384	2,182,366
Total tax expense (recovery)	$ 0	$ 0	$ (49,442)